PROSPECTUS SUPPLEMENT

[american century investments logo and text logo®]

American Century Government Income Trust

GOVERNMENT BOND FUND * INFLATION-ADJUSTED BOND FUND * SHORT-TERM GOVERNMENT FUND

Supplement dated November 14, 2008 * Prospectus dated August 1, 2008

American Century Investment Trust

CORE PLUS FUND * DIVERSIFIED BOND FUND * INFLATION PROTECTION BOND FUND
NT DIVERSIFIED BOND FUND * SHORT DURATION FUND

Supplement dated November 14, 2008 * Prospectus dated August 1, 2008

American Century Mutual Funds, Inc.

BALANCED FUND

Supplement dated November 14, 2008 * Prospectus dated March 1, 2008

American Century Variable Portfolios, Inc.

VP BALANCED FUND

Supplement dated November 14, 2008 * Prospectus dated May 1, 2008

American Century Variable Portfolios II, Inc.

VP INFLATION PROTECTION BOND FUND

Supplement dated November 14, 2008 * Prospectus dated May 1, 2008

Seth Plunkett is no longer a portfolio manager for the funds listed above.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-63669 0811

STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT

[american century investments logo and text logo®]

American Century Government Income Trust

GOVERNMENT BOND FUND * INFLATION-ADJUSTED BOND FUND
SHORT-TERM GOVERNMENT
FUND

Supplement dated November 14, 2008 * SAI dated August 1, 2008

American Century Investment Trust

CORE PLUS FUND * DIVERSIFIED BOND FUND * INFLATION PROTECTION BOND FUND
NT DIVERSIFIED BOND FUND * SHORT DURATION FUND

Supplement dated November 14, 2008 * SAI dated August 1, 2008

American Century Mutual Funds, Inc.

BALANCED FUND

Supplement dated November 14, 2008 * SAI dated March 1, 2008

American Century Variable Portfolios, Inc.

VP BALANCED FUND

Supplement dated November 14, 2008 * SAI dated May 1, 2008

American Century Variable Portfolios II, Inc.

VP INFLATION PROTECTION BOND FUND

Supplement dated November 14, 2008 * SAI dated May 1, 2008

Seth Plunkett is no longer a portfolio manager for the funds listed above.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-63670 0811